Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2015	$ 3,817
2016	3,341
2017	4,534
2018	1,484
2019	1,443
Thereafter	10,353
	24,972	18,748
Federal Home Loan Bank Advances [Member]
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2015	1,773
2016	1,594
2017	4,534
2018	1,484
2019	1,443
Thereafter	10,353
	21,181	15,219
Promissory Notes [Member]
Note 7 - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2015	2,044
2016	1,747
	$ 3,791	$ 3,529